NET SALES (Details) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
NET SALES
Gross sales			R$ 24,552,121	R$ 25,466,749
Sales deductions
Returns and cancelations			(65,560)	(42,388)
Discounts and rebates			(3,019,895)	(3,187,446)
Total			21,466,666	22,236,915
Taxes on sales			(1,030,649)	(974,425)
Net sales	R$ 9,159,634	R$ 11,519,655	R$ 20,436,017	R$ 21,262,490